RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2023
Receivables, net [Abstract]
Schedule of Non-Current Receivables

	As of December 31,
	2023	2022

Receivables with related parties (Notes 26 and 14 (a))	135,124	127,008
Employee advances and loans	28,812	21,729
Advances to suppliers for the purchase of property, plant and equipment (1)	181,962	44,067
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26) (1)	123,599	2,444
Other tax credits (2)	356,687	117,111
Judicial deposits and other receivables (2)	178,602	—
Others	68,459	6,331

Receivables, net – Non-current	1,073,245	318,690

Schedule of Current Receivables	(1) The increase in the year 2023 is related to the ongoing investment plan in the Pesquería plant in Mexico. (2) The increase in the year 2023 is related to the increase of participation in Usiminas.